STOCKHOLDERS' EQUITY- Preferred Stock Outstanding (Parentheticals) (Details Textuals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Series Preferred Stock	Sep. 30, 2012 Series B Preferred Stock	Sep. 30, 2012 Series C Preferred Stock	Sep. 30, 2011 Series C Preferred Stock	Sep. 30, 2012 Common Stock	Sep. 30, 2012 Preferred Stock
Class of Stock [Line Items]
Total number of shares issued	110,000,000
Number of common stock shares authorized	100,000,000	100,000,000	100,000,000					100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001					$ 0.001
Number of preferred stock shares authorized	10,000,000	10,000,000	10,000,000						10,000,000
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 4.00	$ 3.20	$ 3.20	$ 3.73		$ 0.001